Exceptional items	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Exceptional items
8.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company´s financial information.
The exceptional items included in the income statement are as follows:

Million US dollar	2022	2021	2020
COVID-19 costs	(18)	(105)	(182)
Restructuring	(110)	(172)	(157)
Business and asset disposal (including impairment losses)	(71)	(247)	(239)
AB InBev Efes related costs	(51)	—	—
Acquisition costs business combinations	(1)	(17)	(25)
Zenzele Kabili costs	—	(72)	—
Impairment of goodwill	—	—	(2 500)

Impact on profit from operations	(251)	(614)	(3 103)

Exceptional net finance income/(cost)	498	(806)	(1 738)
Exceptional share of results of associates	(1 143)	—	—
Exceptional taxes	399	346	155
Exceptional non-controlling interest	13	20	228
Gain on divestiture of Australia (discontinued operations)	—	—	1 919

Net impact on profit	(484)	(1 054)	(2 538)

COVID-19
costs amount to (18
)
m
US dollar for the year ended 31 December 2022 (2021: (105
)m
US dollar; 2020: (182
)m
US dollar). These expenses mainly comprise costs related to personal protection equipment for the company’s employees and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for 2022 total (110
)m
US dollar (2021: (172
)m
US dollar; 2020: (157
)m
US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amount to (71
)m
US dollar for 2022 mainly comprising impairment of intangible assets and other non-core
assets sold in the period. Business and asset disposals (including impairment losses) amounted to (247
)m
US dollar for 2021, mainly comprising (258
)m
US dollar of
non-cash
impairment charge associated with Bedford Systems, a joint venture with Keurig Dr. Pepper, following the announcement of the cessation of the business in December 2021, that was partially offset with gains incurred in relation to disposals completed in the first half of 2021. Business and asset disposals (including impairment losses) amounted to (239
)m
US dollar for 2020, mainly comprising impairment of tangible assets classified as held for sale as of 31 December 2020, intangible assets sold in 2020 and other intangibles.
AB InBev Efes related costs of (51
)m
US dollar for 2022 relate to the discontinuation of exports to Russia and the forfeiting of company benefits from the operations of the associate.
The acquisition costs of business combinations amounted to (17
)m
US dollar for 2021, mainly comprising costs incurred in relation to the company’s joint venture partnerships. The acquisition costs of business combinations amounted to (25
)m
US dollar for 2020 and mainly related to the acquisition of Craft Brew Alliance.
In May 2021, the company set up a new broad-based black economic empowerment
(“B-BBEE”)
scheme (the “Zenzele Kabili scheme”) and reported (72
)m
US dollar in exceptional items mainly representing the IFRS 2 cost related to the grant of shares to qualifying SAB retailers and employees participating to the Zenzele Kabili scheme. For more details, refer to Note 21
Changes in equity and earnings per share
.
In the second quarter of 2020, the company recognized (2 500
)m
US dollar of goodwill impairment for its South Africa and Rest of Africa cash-generating units.
On 1 June 2020, the company completed the previously announced sale of CUB, its Australian subsidiary to Asahi resulting in a net exceptional gain of 1 919m US dollar reported in discontinued operations. The results of the Australian operations were accounted for as discontinued operations and presented in a separate line in the consolidated income statement (“profit from discontinued operations”) up to 31 May 2020.
The company incurred a exceptional net finance income of 498m US dollar for 2022 (2021: net finance cost of (806
)m
US dollar; 2020: net finance cost of (1 738
)m
US dollar) – see Note 11
Finance cost and income
.

During 2022, the company recorded an impairment of (1 143)m US dollar on its investment in AB InBev Efes – see Note 4
Use of estimates and judgments
and Note 16
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional income taxes amounted to 399m US dollar (decrease of income taxes) for 2022 (2021: decrease of income taxes by 346m US dollar; 2020: decrease of income taxes by 155m US dollar)
.

The exceptional income taxes for the year ended 31 December 2022 are mainly driven by a reorganization which resulted in the utilization of current year and carry forward interests for which no deferred tax asset was recognized (
350
m US dollar).
Non-controlling
interest on the exceptional items amounts to 13m US dollar for 2022 (2021: 20m US dollar; 2020: 228m US dollar).